Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	M&K CPAS, PLLC
Auditor Firm ID	2738
Auditor Location	Woodlands, TX
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of financial position of Gelteq Limited and its subsidiaries (the Company) as of June 30, 2025 and 2024, and the related consolidated statements of profit or loss and other comprehensive income, changes in equity, and cash flows for the years ended June 30, 2025 and 2024, and the related notes (collectively referred to as the "financial statements"). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and 2024, and the results of its operations and its cash flows for the years ended June 30, 2025 and 2024, in conformity with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board.